CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 672,413	$ 315,841
Other comprehensive income
Unrealized gain on investments	6,538	1,082
Other comprehensive income	6,538	1,082
Total comprehensive income	678,951	316,923
Other comprehensive income attributable to:
Shareholders of the Company	6,538	1,082
Non-controlling interests	0	0
Total comprehensive income attributable to:
Shareholders of the Company	634,601	294,464
Non-controlling interests	$ 44,350	$ 22,459